GOVERNMENT FEES AND OTHER TAXES	12 Months Ended
Mar. 31, 2022
Disclosure Of Government Fees And Other Taxes Explanatory [Abstract]
GOVERNMENT FEES AND OTHER TAXES
15.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Year ended March 31,
	2022	2021
Government fees	$69	$63
Other taxes	2,574	2,311
	$2,643	$2,374

Government fees include environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.